Share-based compensation - Unrecognized compensation expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based compensation
Unrecognized compensation expenses	¥ 55,782	¥ 166,224
Unrecognized compensation expenses which is expected to be recognized over a weighted-average period	2 years 10 months 20 days	3 years 9 months 18 days
Share options for which service condition met and performance condition is achieved
Share-based compensation
Unrecognized compensation expenses	¥ 0	¥ 0